FAIR VALUE MEASUREMENTS - Fair Value Assets with Unobservable Inputs (Details) - Rabbi Trust investments: $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 20,649
Net realized and unrealized losses recognized in earnings	1,507
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Issuances	2
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(1,661)
Balance at end of period	20,497
Realized gains	300
Unrealized gains	$ 1,200